Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-Term Debt [Abstract]
Debt Disclosure

Facility	2014	2013
(a) Credit facilities	732,130	808,218
(b) Term bank loans	686,206	572,080

Total	1,418,336	1,380,298
Less – current portion	(228,492)	(126,361)

Long-term portion	1,189,844	1,253,937

Schedule of Weighted-Average Interest Rate

Year ended December 31, 2014	2.23%
Year ended December 31, 2013	2.49%
Year ended December 31, 2012	1.87%

Schedule of Debt

Loan	Origination Date	Original Amount	Balance at January 1, 2014	New Loans	Repaid	Balance at December 31, 2014
Credit facility	2005	220,000	121,090	—	13,135	107,955
Credit facility	2006	275,000	113,270	—	11,823	101,447
Credit facility1	2004	179,384	101,800	—	10,555	91,245
Credit facility	2005	220,000	65,598	—	6,600	58,998
Credit facility	2006	371,010	231,010	—	20,000	211,010
10-year term loan	2004	71,250	28,907	—	3,125	25,782
Credit facility	2006	70,000	31,250	—	4,375	26,875
Credit facility	2007	120,000	87,500	—	5,000	82,500
10-year term loan	2007	88,350	60,750	—	5,520	55,230
Credit facility	2007	82,000	56,700	—	4,600	52,100
10-year term loan	2009	38,600	26,812	—	2,234	24,578
8-year term loan	2009	40,000	27,500	—	820	26,680
12 year term loan	2009	40,000	31,250	—	2,500	28,750
10-year term loan	2010	39,000	29,900	—	2,600	27,300
7-year term loan	2010	70,000	56,080	—	4,640	51,440
10-year term loan	2010	43,924	34,271	—	3,218	31,053
9-year term loan	2010	42,100	34,300	—	2,600	31,700
10-year term loan	2011	48,000	40,000	—	3,200	36,800
9-year term loan	2011	48,650	42,163	—	3,243	38,920
8-year term loan	2012	73,600	71,300	—	4,600	66,700
8-year term loan	2011	73,600	71,147	—	4,907	66,240
7-year term loan	2013	18,000	17,700	—	1,200	16,500
7-year term loan	2014	42,000	—	42,000	—	42,000
6-year term loan	2014	193,239	—	25,610	—	25,610
6-year term loan	2014	39,000	—	39,000	—	39,000
7-year term loan	2014	38,800	—	5,172	—	5,172
6-year term loan	2014	78,744	—	10,344	—	10,344
6-year term loan	2014	39,954	—	5,172	—	5,172
19-month term loan	2014	52,195	—	31,235	—	31,235

Total			1,380,298	158,533	120,495	1,418,336

1 This credit facility includes a fixed interest rate portion amounting to $42,688 as at December 31, 2014.

Debt Principal Payments

Year	Amount
2015	228,492
2016	260,931
2017	188,313
2018	305,713
2019	159,459
2020 and thereafter	275,428

1,418,336